Consolidated statement of changes in equity - ZAR (R) R in Millions		Total	Lonmin Ltd	Lonmin Canada	Drdgold Limited	Platinum Mile	Stated share capital		Re- organisation reserve	Re- organisation reserve Lonmin Ltd	Share- based payment reserve	Mark-to- market reserve	Foreign currency translation reserve	Accumulated profit/(loss)	Accumulated profit/(loss) Drdgold Limited	Accumulated profit/(loss) Platinum Mile	Equity attributable to owners of Sibanye-Stillwater	Equity attributable to owners of Sibanye-Stillwater Lonmin Ltd	Equity attributable to owners of Sibanye-Stillwater Lonmin Canada	Equity attributable to owners of Sibanye-Stillwater Drdgold Limited	Equity attributable to owners of Sibanye-Stillwater Platinum Mile	Non- controlling interests	Non- controlling interests Lonmin Ltd	Non- controlling interests Lonmin Canada	Non- controlling interests Drdgold Limited	Non- controlling interests Platinum Mile
Balance at beginning of period at Dec. 31, 2018		R 24,724					R 0	[1]	R 34,667		R 3,610	R 52	R 955	R (15,496)			R 23,788					R 936
Total comprehensive income for the year		(33)										130	(595)	62			(403)					370
Profit for the year		433												62			62					371
Other comprehensive income		(466)										130	(595)				(465)					(1)
Equity-settled share-based payments		290									290						290
Dividends		(85)															0					(85)
Shares issued for cash		1,688	R 4,307				0		1,688	R 4,307							1,688	R 4,307
Shares issued on Lonmin acquisition			R 247				0		4,307									R 0					R 247
Transaction with shareholders					R 0															R 0
Balance at end of period at Dec. 31, 2019		31,138					0	[1]	40,662		3,900	182	360	(15,434)			29,670					1,468			R 1,135	R 21
Total comprehensive income for the year		28,616										202	(2,227)	29,312			27,287					1,329
Profit for the year		30,622												29,312			29,312					1,310
Other comprehensive income		(2,006)										202	(2,227)				(2,025)					19
Equity-settled share-based payments		158									152						152					6
Dividends		(1,698)												(1,338)			(1,338)					(360)
Reorganisation - 24 February 2020		0					17,661		(17,661)								0
Fair value of Company shares issued ('millions)		12,573					12,573		0								12,573
Share buy-back		(84)					(84)		0								(84)
Transaction with shareholders				R 13	R 0										R 220				R 0	R 220				R 13	(220)
Balance at end of period at Dec. 31, 2020		70,716					30,150		23,001		4,052	384	(1,867)	12,760			68,480					2,236			1,224	37
Total comprehensive income for the year		38,431										837	3,807	33,054			37,698					733
Profit for the year		33,796												33,054			33,054					742
Other comprehensive income		4,635										837	3,807				4,644					(9)
Equity-settled share-based payments		151									142						142					9
Dividends		(18,176)												(17,832)			(17,832)					(344)
Reorganisation - 24 February 2020		(1,146)												34			34					(1,180)
Share buy-back		(8,503)					(8,503)										(8,503)
Transaction with shareholders						R (128)										R (82)					R (82)					(46)
Adjustment due to sale of St Helena	[2]	0									(24)			24			0
Balance at end of period at Dec. 31, 2021		R 81,345					R 21,647		R 23,001		R 4,170	R 1,221	R 1,940	R 27,958			R 79,937					R 1,408			R 1,395	R 0

[1]	Less than R1 million
[2]	Effective 3 August 2021, the Group sold the trading licence, movable assets, naming rights, trademarks and practice number under which St Helena Hospital Proprietary Limited (St Helena) operated to Africa Health Care Proprietary Limited for a cash consideration of R25 million. The R24 million is a transfer from other reserves (share-based payment reserve) to accumulated profit/(loss)